Post-Balance Sheet Events (Details) shares in Millions, $ in Millions, $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	36 Months Ended
	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 employee	Dec. 31, 2022 employee
Disclosure of non-adjusting events after reporting period [line items]
Number of people taking voluntary redundancy | employee					1,500
Reshape restructuring plan | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Number of job reductions expected | employee						7,000
Expense of restructuring activities			$ 650
Reshape restructuring plan | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Number of job reductions expected | employee						9,000
Expense of restructuring activities			$ 850
Other disposals of assets | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Total consideration received	$ 707	$ 900		$ 646
Cash consideration received	$ 550
Common stock consideration received (in shares) | shares	50	50
Common stock consideration received	$ 157
Contingent consideration				$ 280